[EAGLE POINT DEFENSIVE INCOME TRUST LOGO]

Eagle Point Defensive Income Trust | Quarterly Report | June 30, 2026 (Unaudited)

Schedule of Investments

		Principal
	Acquisition	Amount/
Issuer/Investment(1)	Date(2)	Shares	Cost	Fair Value(3)
Investments at Fair Value - 156.43% of Net Assets(4)
Collateralized Fund Obligation Equity - 7.00% of Net Assets
United States
Structured Finance
ALP CFO 2024, L.P.
Subordinated Note (effective yield 25.18%, maturity 10/15/2036)(5),(6),(7)	10/21/2024	$814,000	$814,000	$589,177
ALP CFO 2025, L.P.
Subordinated Note (effective yield 30.60%, maturity 07/15/2037)(5),(6),(7)	07/30/2025	1,896,000	1,896,000	1,680,106
Coller Private Equity Backed Notes & Loans II-A L.P.
Preferred Equity (effective yield 21.33%, maturity 04/30/2037)(5),(6),(7),(8)	07/28/2025	1,891,958	1,891,958	1,655,299
Glendower Capital Secondaries CFO, LLC
Subordinated Loan (effective yield 16.15%, maturity 07/13/2038)(5),(6),(7)	08/06/2024	783,052	1,212,531	579,646
PILATUS CFO 1 LLC
Term Preferred Equity (effective yield 17.99%, maturity 03/20/2041)(5),(6),(7)	03/20/2026	3,550,000	3,550,000	3,550,000
Total Collateralized Fund Obligation Equity			9,364,489	8,054,228

Equity Securities - 5.48% of Net Assets
Singapore
Financial Services
FinAccel Pte Ltd
Common Equity(5),(7),(9)	05/07/2026	3,471	82,402	128,149
United States
Entertainment
SI Tickets, Inc.
Common Equity(5),(7),(9)	08/25/2025	139,355	408,349	398,695
Financial Services
Horizon Technology Finance Corporation
Common Equity	09/24/2025	3,198	22,770	14,903
Oxford Lane Capital Corp.
Common Equity	07/24/2025	91,470	1,258,114	805,851
Pasadena Private Lending, Inc.
Common Equity, Class A-2(5),(7),(9)	12/18/2025	5,340	49,889	56,871
Senior Credit Corp 2022 LLC
Common Equity(7),(14)	08/06/2024	4,548,434	5,168,158	4,798,143
XAI Octagon Floating Rate Alternative Income Trust
Common Equity	09/18/2025	5,729	128,827	101,174
Total Financial Services			6,627,758	5,776,942
Total United States			7,036,107	6,175,637
Total Equity Securities			7,118,509	6,303,786

Loans and Notes - 129.89% of Net Assets
United States
Entertainment
FVP Ticketing Partners, LLC
Senior Secured Note, 10.00% (CD 1M SOFR + 5.75%, due 08/28/2028)(5),(7),(10)	04/24/2026	491,926	440,111	478,231
SI Tickets, Inc.
Senior Secured Loan, 10.00% (due 08/30/2026)(5),(7),(11),(12)	11/12/2025	45,312	45,312	189,313
SI Tickets, Inc.
Senior Secured Loan, 10.00% (CD 1M SOFR + 5.75%, due 08/28/2028)(5),(7),(10),(12)	08/25/2025	1,307,119	1,260,113	1,252,362
SI Tickets, Inc.
Senior Secured Loan, 12.50% (CD 1M SOFR + 5.75%, due 08/28/2028)(5),(7),(10),(12)	08/25/2025	1,748,031	1,472,039	1,674,805

[EAGLE POINT DEFENSIVE INCOME TRUST LOGO]

Eagle Point Defensive Income Trust | Quarterly Report | June 30, 2026 (Unaudited)

Schedule of Investments

		Principal
	Acquisition	Amount/
Issuer/Investment(1)	Date(2)	Shares	Cost	Fair Value(3)
Loans and Notes - 129.89% of Net Assets (continued)
United States (continued)
Total Entertainment			$3,217,575	$3,594,711
Financial Services
400 Capital JSIF IV LP
400 Capital JSIF IV LP, 12.49% (3M SOFR + 8.75%, due 04/16/2032)(5),(7),(8),(10)	03/27/2026	$313,729	297,639	297,855
Arbor Realty SR Inc.
Senior Unsecured Note, 7.88% (due 07/15/2030)(7),(11)	01/12/2026	1,075,000	989,771	1,010,253
Ares PBN Finance Co V LLC
Senior Secured CFO Debt, Class C Loan, 12.16% (3M SOFR + 8.50%, due 12/09/2040)(5),(7),(8),(10)	02/02/2026	131,510	131,510	130,014
Blue Owl Technology Income Corporation
Senior Unsecured Note, 8.43% (3M SOFR + 4.75%, due 01/15/2029)(5),(7),(10)	08/06/2024	3,450,000	3,509,875	3,515,550
BP LPI A-1/A-2 LLC
Senior Secured Loan, 8.42% (1M SOFR + 4.75%, due 12/22/2031)(5),(7),(10)	12/18/2025	4,137,021	4,056,241	4,061,313
BP LPI A-1/A-2 LLC
Senior Secured Loan, 13.73% (1M SOFR + 10.00%, due 12/22/2031)(5),(7),(10)	12/18/2025	158,849	158,849	158,849
BP LPI A-1/A-2 LLC
Senior Secured Note, 13.67% (1M SOFR + 10.00%, due 12/22/2031)(5),(7),(10)	12/18/2025	1,411,964	1,411,964	1,411,964
Broadmark Realty Capital Inc.
Senior Unsecured Note, 5.00% (due 11/15/2026)(7),(11)	08/06/2024	508,000	497,562	493,368
BSD Capital Inc.
Senior Unsecured Note, 6.34% (3M SOFR + 2.66%, due 10/31/2027)(5),(7),(10)	01/16/2025	803,000	731,939	742,376
CION Investment Corporation
Senior Unsecured Note, 8.40% (3M SOFR + 4.75%, due 11/08/2027)(5),(7),(10)	08/06/2024	5,320,000	5,310,477	5,365,220
Galway Sustainable Capital, Inc.
Senior Secured Term Loan, 8.50% (due 03/31/2031)(5),(7),(11),(12)	03/18/2026	1,684,363	1,652,282	1,659,603
Horizon Technology Finance Corporation
Convertible Senior Unsecured Note, 5.50% (due 09/04/2030)(5),(7),(11)	09/04/2025	798,060	739,709	717,496
Invesco CLO Equity Fund 5, L.P.
Senior Unsecured Note, 9.00% (due 03/14/2035)(5),(7),(8),(11)	03/20/2025	3,786,720	3,759,611	3,710,985
Logan Ridge Finance Corporation
Convertible Senior Unsecured Note, 5.25% (due 04/01/2032)(5),(7),(11)	08/06/2024	160,625	158,381	146,418
Metropolitan Financing VII LLC
Senior Secured Loan, 9.17% (3M SOFR + 5.50%, due 08/12/2026)(5),(7),(10)	08/06/2024	2,038,423	2,038,543	2,038,559
Metropolitan Leverage Partners Fund VII LP
Senior Secured Loan, Tranche 1, 8.73% (3M SOFR + 5.00%, due 03/10/2027)(5),(7),(10)	08/06/2024	5,280,973	5,291,598	5,280,973
Metropolitan Leverage Partners Fund VII LP
Senior Secured Loan, Tranche 2, 8.73% (3M SOFR + 5.00%, due 03/10/2027)(5),(7),(10)	08/06/2024	1,189,693	1,192,086	1,189,693
Metropolitan Levered Partners Fund VIII LP
Senior Secured Loan, 9.73% (3M SOFR + 6.00%, due 02/21/2028)(5),(7),(10)	08/06/2024	1,322,524	1,324,976	1,327,814
Metropolitan Levered Partners Fund VIII LP
Senior Secured Loan, Tranche 1, 9.73% (3M SOFR + 6.00%, due 02/21/2028)(5),(7),(10)	08/06/2024	6,305,137	6,327,408	6,330,358
MGG Offshore Funding IV LLC
Senior Secured Loan, 9.29% (3M SOFR + 5.65%, due 02/21/2030)(5),(7),(10)	02/20/2025	3,375,000	3,292,442	3,282,188
MGG Onshore Funding IV LLC
Senior Secured Loan, 9.31% (3M SOFR + 5.65%, due 02/04/2030)(5),(7),(10)	01/30/2025	3,375,000	3,293,376	3,282,187
Monroe Capital Income Plus Corporation
Senior Unsecured Note, 9.42% (due 11/15/2028)(5),(7),(11)	08/06/2024	1,670,000	1,730,612	1,760,180
Monroe Capital Private Credit Fund 559 LP
Senior Unsecured Note, 8.63% (due 11/14/2028)(5),(7),(11)	08/06/2024	1,750,000	1,748,343	1,744,750
North Haven Private Income Fund LLC
Senior Unsecured Note, 8.88% (due 08/10/2028)(5),(7),(11)	08/06/2024	1,950,000	1,986,765	2,014,350

[EAGLE POINT DEFENSIVE INCOME TRUST LOGO]

Eagle Point Defensive Income Trust | Quarterly Report | June 30, 2026 (Unaudited)

Schedule of Investments

		Principal
	Acquisition	Amount/
Issuer/Investment(1)	Date(2)	Shares	Cost	Fair Value(3)
Loans and Notes - 129.89% of Net Assets (continued)
United States (continued)
Financial Services (continued)
Pasadena Private Lending, Inc.
Senior Secured Loan, 13.48% (3M SOFR + 9.75%, due 01/31/2031)(5),(7),(8),(10)	12/18/2025	$2,723,100	$2,581,921	$2,624,524
Ready Capital Corporation
Senior Unsecured Note, 5.50% (due 12/30/2028)(7),(11)	12/27/2024	406,000	344,411	328,303
Ready Capital Corporation
Senior Unsecured Note, 7.38% (due 07/31/2027)(7),(11)	07/30/2025	245,000	236,482	235,230
Ready Capital Corporation
Senior Unsecured Note, 9.00% (due 12/15/2029)(11)	12/03/2024	72,898	1,681,924	1,646,766
Ready Term Holdings, LLC
Senior Secured Loan, 10.16% (3M SOFR + 6.50%, due 04/12/2029)(5),(7),(10)	08/06/2024	1,150,000	1,137,965	1,105,035
ReadyCap Holdings LLC
Senior Secured Note, 4.50% (due 10/20/2026)(7),(11)	08/06/2024	219,000	216,442	215,163
Senior Credit Corp 2022 LLC(7),(11),(14)
Senior Unsecured Note, 8.50% (due 12/05/2028)(7),(11)	08/06/2024	10,613,013	10,613,013	10,613,013
Steeprock Real Estate Yield Investors LLC
Senior Unsecured Note, 9.23% (3M SOFR + 5.50%, due 04/28/2027)(5),(7),(10)	08/06/2024	2,388,000	2,370,502	2,386,614
Steeprock Real Estate Yield Investors LLC
Senior Unsecured Note, Tranche B, 10.23% (3M SOFR + 6.50%, due 04/28/2027)(5),(7),(10)	08/06/2024	2,284,000	2,284,000	2,283,823
Visio - Beach Point Mortgage Trust, LLC
Senior Unsecured Loan, 10.00% (due 03/17/2030)(5),(7),(11)	03/14/2025	3,363,000	3,363,000	3,412,724
Waterfall Eden Master Fund LTD
Senior Secured Loan, Tranche 2, 9.31% (3M SOFR + 5.58%, due 03/07/2027)(5),(7),(10)	08/06/2024	4,877,383	4,863,376	4,872,506
Total Financial Services			81,324,995	81,396,017
Infrastructure
Circular Services Organics, LLC
Senior Secured Loan, 10.64% (1M SOFR + 7.00%, due 10/31/2030)(5),(7),(10)	11/26/2025	2,475,000	2,435,676	2,417,333
Heritage Energy Holdings, LLC
Senior Secured Loan, 15.00% (due 06/30/2027)(5),(7),(11),(12)	12/31/2025	1,239,848	1,205,701	1,458,185
Integrated Modular Data Centers, LLC
Senior Secured Loan, 11.00% (due 10/19/2026)(5),(7),(8),(11),(12)	09/22/2025	2,221,645	2,221,645	2,532,675
Nexus Apex Holdings, LLC
Senior Secured Loan, 14.73% (3M SOFR + 11.00%, due 02/28/2029)(5),(7),(10),(12),(13)	02/26/2026	10,897,272	10,704,512	13,872,228
Total Infrastructure			16,567,534	20,280,421
Municipal
California Municipal Finance Authority
Environmental Improvement Revenue Bonds (Aymium Williams Project), Series 2022A, 0.00% (due 12/15/2042)(5),(7),(9),(11)	04/03/2025	270,270	260,417	217,973
California Municipal Finance Authority
Environmental Improvement Revenue Bonds (Aymium Williams Project), Series 2022A, 0.00% (due 12/15/2042)(5),(7),(9),(11)	04/03/2025	367,568	358,036	296,443
California Municipal Finance Authority
Environmental Improvement Revenue Bonds (Aymium Williams Project), Series 2022A, 0.00% (due 12/15/2042)(5),(7),(9),(11)	04/03/2025	180,180	173,612	145,315
California Municipal Finance Authority
Environmental Improvement Revenue Bonds (Aymium Williams Project), Series 2022A, 0.00% (due 12/15/2042)(5),(7),(9),(11)	04/28/2025	846,590	846,590	682,775
California Municipal Finance Authority
Environmental Improvement Revenue Bonds (Aymium Williams Project), Series 2022A, 0.00% (due 12/15/2042)(5),(7),(9),(11)	04/28/2025	65,122	65,122	52,521

[EAGLE POINT DEFENSIVE INCOME TRUST LOGO]

Eagle Point Defensive Income Trust | Quarterly Report | June 30, 2026 (Unaudited)

Schedule of Investments

		Principal
	Acquisition	Amount/
Issuer/Investment(1)	Date(2)	Shares	Cost	Fair Value(3)
Loans and Notes - 129.89% of Net Assets (continued)
United States (continued)
Total Municipal			$1,703,777	$1,395,027
Structured Finance
ALP CFO 2024, L.P.
Senior Secured CFO Debt, Class B Note, 10.04% (due 10/15/2036)(5),(7),(11)	10/21/2024	$1,788,000	1,788,000	1,825,538
ALP CFO 2024, L.P.
Senior Secured CFO Debt, Class C Note, 12.88% (due 10/15/2036)(5),(7),(11)	10/21/2024	2,000,000	2,000,000	2,046,218
ALP CFO 2025, L.P.
Senior Secured CFO Debt, Class C Note, 12.24% (due 07/15/2037)(5),(7),(11)	07/31/2025	917,000	917,000	911,520
ALP CFO 2025, L.P.
Senior Secured CFO Debt, Class M Note, 14.00% (due 07/15/2037)(5),(7),(11),(12)	07/30/2025	1,033,000	1,033,000	1,052,197
Ares Secondaries PBN Finance CO IV LLC
Senior Secured CFO Debt, Class C Loan, 12.19% (3M SOFR + 8.50%, due 04/14/2039)(5),(7),(8),(10),(12)	05/13/2025	1,261,465	1,261,465	1,251,165
ASPF II 2022-I, L.P.
Senior Secured Rated Feeder Fund Debt, Class B-2 Note, 11.35% (due 10/15/2034)(5),(7),(11)	08/06/2024	5,420,178	5,426,078	5,492,911
ASPF II 2022-I, L.P.
Senior Secured Rated Feeder Fund Debt, Class C-2B Note, 15.60% (due 10/15/2034)(5),(7),(11)	08/06/2024	2,981,098	2,984,416	3,057,896
Brightwood Capital Offshore Fund V-U RN, LLC
Senior Secured Rated Feeder Fund Debt, Class B Loan, 9.09% (3M SOFR + 5.25%, due 01/27/2036)(5),(7),(10)	01/27/2025	940,000	940,000	954,132
Brightwood Capital Offshore Fund V-U RN, LLC
Senior Secured Rated Feeder Fund Debt, Class C Loan, 11.34% (3M SOFR + 7.50%, due 01/27/2036)(5),(7),(10)	01/27/2025	1,150,000	1,150,000	1,153,364
Brightwood Capital Offshore Fund V-U RN, LLC
Senior Secured Rated Feeder Fund Debt, Class D Loan, 13.49% (3M SOFR + 9.65%, due 01/27/2036)(5),(7),(10)	01/27/2025	2,088,151	2,088,151	2,151,626
CVC Structured Solutions 2, LLC
Senior Secured CFO Debt, Class C Loan, 12.36% (US CMT 5Y + 8.75%, due 09/03/2040)(5),(7),(8),(10)	09/22/2025	1,000,000	963,116	1,000,010
Dawson Rated Fund 5-R1 LP
Senior Secured Rated Feeder Fund Debt, Class B-1 Loan, 10.82% (US CMT 3Y 5Y AVG + 6.60%, due 12/15/2032)(5),(7),(10)	08/06/2024	135,107	138,948	137,357
Dawson Rated Fund 5-R1 LP
Senior Secured Rated Feeder Fund Debt, Class C Loan, 14.22% (US CMT 3Y 5Y AVG + 10.00%, due 12/15/2032)(5),(7),(10)	08/06/2024	379,010	385,393	381,219
Dawson Rated Fund 6-R2 LP
Senior Secured Rated Feeder Fund Debt, Class B Loan, 9.53% (US CMT 3Y 5Y AVG + 6.00%, due 12/15/2034)(5),(7),(8),(10)	12/16/2024	864,508	864,508	891,301
Dawson Rated Fund 6-R2 LP
Senior Secured Rated Feeder Fund Debt, Class C Loan, 13.50% (US CMT 3Y 5Y AVG + 9.15%, due 12/15/2034)(5),(7),(8),(10)	12/16/2024	1,771,164	1,771,164	1,813,247
Dawson Rated Fund 6-R3 LP
Senior Secured Rated Feeder Fund Debt, Class B Loan, 9.52% (US CMT 3Y 5Y AVG + 6.00%, due 05/15/2035)(5),(7),(8),(10)	04/11/2025	665,939	665,939	669,150
Dawson Rated Fund 6-R3 LP
Senior Secured Rated Feeder Fund Debt, Class C Loan, 12.52% (US CMT 3Y 5Y AVG + 9.00%, due 05/15/2035)(5),(7),(8),(10)	04/11/2025	235,994	235,994	238,412
GCM Grosvenor Credit Secondaries Structured Note 2025, LP
Senior Secured CFO Debt, Class C Note, 11.99% (3M SOFR + 8.00%, due 09/20/2037)(5),(7),(8),(10)	09/22/2025	1,132,997	1,132,997	1,128,478
Glendower Capital Secondaries CFO, LLC
Senior Secured CFO Debt, Class B Loan, 11.50% (due 07/13/2038)(5),(7),(11)	08/06/2024	750,164	759,467	755,934
Glendower Capital Secondaries CFO, LLC
Senior Secured CFO Debt, Class C Loan, 14.50% (due 07/13/2038)(5),(7),(11)	08/06/2024	343,499	348,425	347,971

[EAGLE POINT DEFENSIVE INCOME TRUST LOGO]

Eagle Point Defensive Income Trust | Quarterly Report | June 30, 2026 (Unaudited)

Schedule of Investments

		Principal
	Acquisition	Amount/
Issuer/Investment(1)	Date(2)	Shares	Cost	Fair Value(3)
Loans and Notes - 129.89% of Net Assets (continued)
United States (continued)
Structured Finance (continued)
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC
Senior Secured Rated Feeder Fund Debt, Class C Note, 11.34% (3M SOFR + 7.50%, due 04/10/2039)(5),(7),(8),(10)	04/15/2025	$1,792,536	$1,792,536	$1,789,620
MOPAC Issuer, LLC
Senior Secured CFO Debt, Class C Loan, 11.81% (due 12/30/2050)(5),(7),(8),(11)	12/08/2025	2,491,977	2,491,977	2,323,195
NB Blueprint 2025 LLC
Senior Secured CFO Debt, Class B Loan, 9.74% (due 04/15/2040)(5),(7),(11)	03/28/2025	1,986,000	1,986,000	1,980,862
New Mountain Guardian IV Rated Feeder I, Ltd.
Senior Secured Rated Feeder Fund Debt, Class B Note, 9.99% (3M SOFR + 6.35%, due 08/22/2036)(5),(7),(10)	08/06/2024	421,000	419,426	421,000
New Mountain Guardian IV Rated Feeder III Ltd.
Senior Secured Rated Feeder Fund Debt, Class B Note, 9.42% (3M SOFR + 5.10%, due 08/28/2037)(5),(7),(10)	10/17/2024	970,000	970,000	990,685
New Mountain Guardian IV Rated Feeder III Ltd.
Senior Secured Rated Feeder Fund Debt, Class C Note, 11.82% (3M SOFR + 7.50%, due 08/28/2037)(5),(7),(10)	10/17/2024	1,582,000	1,582,000	1,573,902
New Mountain Guardian IV Rated Feeder III Ltd.
Senior Secured Rated Feeder Fund Debt, Class D Note, 12.34% (3M SOFR + 8.02%, due 08/28/2037)(5),(7),(10)	10/17/2024	2,314,000	2,280,805	2,245,835
Vista Credit Partners Fund IV-B, L.P.
Senior Secured Rated Feeder Fund Debt, Class A-2 Loan, 8.83% (3M SOFR + 5.04%, due 11/30/2034)(5),(7),(8),(10),(12)	02/27/2026	902,000	902,000	901,999
Vista Credit Partners Fund IV-B, L.P.
Senior Secured Rated Feeder Fund Debt, Class B-1 Loan, 10.95% (3M SOFR + 7.16%, due 11/30/2034)(5),(7),(10),(12)	07/21/2025	2,953,531	2,953,531	2,953,606
Vista Credit Partners Fund IV-B, L.P.
Senior Secured Rated Feeder Fund Debt, Class B-2 Loan, 10.95% (3M SOFR + 7.16%, due 11/30/2034)(5),(7),(8),(10),(12)	02/27/2026	299,000	299,000	298,998
Total Structured Finance			42,531,336	42,739,348
Total Loans and Notes			145,345,217	149,405,524

Preferred Stock - 13.24% of Net Assets
United States
Financial Services
Adamas Trust Inc.
Preferred Stock, Series F(11)	08/27/2025	8,317	192,268	203,226
Arbor Realty Trust Inc.
Preferred Stock, Series F(11)	01/27/2025	21,341	460,468	480,172
Granite Point Mortgage Trust Inc.
Preferred Stock(11)	08/06/2024	233,355	3,793,576	4,123,383
Invesco Senior Secured Management
Preferred Stock(5),(7),(11)	08/06/2024	4,244,570	4,343,468	4,244,570
IQHQ, Inc.
Preferred Stock, Series D-1(5),(7),(11),(12)	08/06/2024	4,000	4,091,075	3,958,000
NCS SPV LLC
Preferred Stock(5),(7),(8),(9),(12)	04/20/2026	0	7	700
NCS SPV LLC
Preferred Stock(5),(7),(8),(11),(12)	04/20/2026	697	697,288	697,288
Pasadena Private Lending, Inc.
Preferred Stock, Class C-2, 10.00% (due 12/22/2031)(5),(7),(11),(12)	12/18/2025	5,340	185,071	180,438
Pasadena Private Lending, Inc.
Preferred Stock, Class D(5),(7),(11),(12)	10/17/2025	960	902,346	909,496
Ready Capital Corporation
Preferred Stock, Series E(11)	03/03/2025	8,211	124,538	100,749

[EAGLE POINT DEFENSIVE INCOME TRUST LOGO]

Eagle Point Defensive Income Trust | Quarterly Report | June 30, 2026 (Unaudited)

Schedule of Investments

		Principal
	Acquisition	Amount/
Issuer/Investment(1)	Date(2)	Shares	Cost	Fair Value(3)
Preferred Stock - 13.24% of Net Assets (continued)
United States (continued)
Financial Services (continued)
Rithm Property Trust Inc.
Preferred Stock(11)	02/27/2025	$13,000	$324,979	$323,375
Total Preferred Stock			15,115,084	15,221,397

Warrants - 0.82% of Net Assets
Singapore
Financial Services
FinAccel Pte Ltd
FinAccel C Note PIK Warrants(5),(7),(9),(12)	08/06/2024	12,235	503,588	797,355
United States
Financial Services
Pasadena Private Lending, Inc.
Warrants(5),(7),(9)	10/20/2025	12,400	115,847	131,936
Infrastructure
Heritage Energy Holdings, LLC
Warrants(5),(7),(9)	12/31/2025	599,000	15,436	15,574
Total United States			131,283	147,510
Total Warrants			634,871	944,865

Total investments at fair value as of June 30, 2026			177,578,170	179,929,800

Liabilities at Fair Value - (0.03%) of Net Assets(4)

Unfunded Loan Commitments - (0.03)% of Net Assets
United States
Financial Services
Pasadena Private Lending, Inc. (Unfunded)
Senior Secured Loan, 13.48% (3M SOFR + 9.75%, due 01/31/2031)(7),(8),(10)	12/18/2025	(1,032,900)	–	(37,391)
Total Unfunded Loan Commitments			–	(37,391)
Total Liabilities at Fair Value as of June 30, 2026			–	(37,391)

Net assets above (below) investments at fair value and unfunded loan commitments at fair value				(64,869,234)

Net Assets as of June 30, 2026				$115,023,175

(1)	Unless otherwise noted, the Fund is neither affiliated with, nor does it “control” (as such term is defined in the Investment Company Act of 1940, as amended(the “1940 Act”), any of the issuers listed. In general, under the 1940 Act, the Fund would be presumed to “control” an issuer if it owned 25% or more of its voting securities.

(2)	Acquisition date represents the initial date of purchase or the date the investment was acquired by the Fund.

(3)	Fair value is determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Fund’s Board of Trustees, in accordance with Rule 2a-5 under the 1940 Act.

(4)	Country represents the principal country of risk where the investment has exposure.

(5)	Classified as Level III investment.

(6)	Collateralized fund obligation equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The effective yield is estimated based on the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The effective yield and investment cost may ultimately not be realized.

(7)	Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted securities”. As of June 30, 2026, the aggregate fair value of these securities is $172.1 million, or 149.65% of the Fund’s net assets.

(8)	This investment has an unfunded commitment as of June 30, 2026.

(9)	Non-income producing security.

(10)	Variable rate investment. Interest rate shown reflects the rate in effect at the reporting date. Investment description includes the reference rate and spread.

(11)	Fixed rate investment.

[EAGLE POINT DEFENSIVE INCOME TRUST LOGO]

Eagle Point Defensive Income Trust | Quarterly Report | June 30, 2026 (Unaudited)

Schedule of Investments

(12)	As of June 30, 2026, the investment includes interest income capitalized as additional investment principal, referred to as “PIK” interest. The PIK interest rate represents the interest rate at payment date when PIK interest is received.

(13)	The Fund sold a participation interest in loans and notes with a cost of $3.5 million and fair value of $3.9 million. As of June 30, 2026 this liability bears an interest rate of 12.55%.

(14)	The following investment is an affiliated investment as defined under the 1940 Act, which represents investments in which the Fund owns 5% or more of the outstanding voting securities under common ownership or control.

			Fund	Unfunded
Issuer	Investment Description	Fair Value	Commitment	Commitment
Senior Credit Corp 2022 LLC	Senior Unsecured Note, 8.50% (due 12/05/2028)	$10,613,013	$10,613,013	$	N/A
Senior Credit Corp 2022 LLC	Common Equity	4,798,143	5,168,158		N/A
		$15,411,156	$15,411,156	$	N/A

Reference Key:

CD	Compounded Daily
SOFR	Secured Overnight Financing Rate
US CMT	United States Constant Maturity Treasury Rate